Share Capital and Additional Paid in Capital Authorized - Additional Information (Details)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) OfferingPeriod	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Common stock shares authorized		200,000,000				200,000,000		200,000,000	200,000,000
Common stock par value | $ / shares		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Voting common shares outstanding		42,440,983				42,440,983		40,420,350	32,668,320
Proceeds on issuance of shares | $						$ 188,000	$ 1,594,000	$ 1,871,784	$ 802,325
Purchase warrant excercised				227,630	2,499,453			2,727,083	1,110,510
Stock options granted		0		0		0	0	0	0
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements		9,400,000				9,400,000		9,400,000
Share-based payments expense | $		$ 500,000		$ 600,000		$ 874,000	$ 1,109,000	$ 2,465,039	$ 1,386,533
Common Stock | Purchase Warrants
Shares issued during period								2,727,083	1,110,510
Proceeds on issuance of shares | $								$ 1,358,113	$ 534,632
Purchase warrant excercised								2,727,083	1,110,510
Class A
Non-voting shares outstanding		5,537,313				5,537,313		5,537,313	5,537,313
Class B
Non-voting shares outstanding		12,625,385				12,625,385		12,968,208	15,234,849
Employee Stock Purchase Plan
Shares issued during period		391,574		300,121		391,574	300,121	804,314	460,809
Proceeds on issuance of shares | $								$ 446,564	$ 246,945
Number of offering periods | OfferingPeriod	2
Purchase price of common stock, percent	85.00%
Percentage of employee's compensation for payroll deduction	15.00%	15.00%				15.00%
Equity-based compensation costs | $						$ 200,000	$ 200,000	80,141	43,579
Accrued payroll contribution | $		$ 48,000		$ 88,000		48,000	88,000	$ 56,846	$ 38,940
Employee Stock Purchase Plan | Maximum [Member]
Purchase price of common stock per offering | $	$ 10,000
Purchase price of common stock | $	$ 25,000
RSUs
Issuance of common stock		619,908	794,579	467,500	400,542			1,741,152	651,336
RSUs | Common Stock
Shares issued during period								1,803,992	537,954
Issuance of common stock								1,723,650	537,954
Stock Options
Share based compensation not yet recognized | $		$ 2,800,000		$ 3,800,000		$ 2,800,000	$ 3,800,000	$ 3,188,418	$ 2,308,928
Share based compensation not yet recognized, weighted average period						2 years 1 month 28 days	2 years 2 months 4 days	2 years 7 days	1 year 10 months 24 days
Options expiry period						10 years		10 years
Stock Options | Common Stock
Shares issued during period								150,000	83,333
Proceeds on issuance of shares | $								$ 68,182	$ 20,833